FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Schedule of financial assets and liabilities measured at fair value

	Financial Assets At Fair Value as of
	December 31, 2022
	Level 1	Level 2	Level 3	Total

	(HK$ in thousands)
Short-term investments	8,181	—	—	8,181
Other financial assets (2)	—	1,911	—	1,911
Total financial assets, measured at fair value	8,181	1,911	—	10,092

	Financial Assets At Fair Value as of
	December 31, 2023
	Level 1	Level 2	Level 3	Total

	(HK$ in thousands)
Short-term investments (1)	149,348	—	—	149,348
Other financial assets (2)	29,289	2,105	—	31,394
Total financial assets, measured at fair value	178,637	2,105	—	180,742
(1)	The amounts of short-term investment exclude investments in funds measured based on NAV per share, which are not classified in the fair value hierarchy. As of December 31, 2022 and 2023, the fair values of these investments in funds were nil and HK$829,999 thousand, respectively. The investments in funds include open-ended fixed income fund, which mainly invests in debt securities, and hybrid funds that invest in a variety of debt and equity securities. There were no unfunded commitments related to these investments in funds as of December 31, 2023, and certain investments in funds are subject to initial lock-up period of no more than 12 months.
(2)	The Group enters into currency futures contracts to manage currency exposure associated with anticipated receipts and disbursements occurring in a currency other than the functional currency of the entity. The currency futures contracts are valued using broadly distributed bank and broker prices, and are classified as Level 2 of the fair value hierarchy since inputs to their valuation can be generally corroborated by market data. As of December 31, 2022 and 2023, the currency futures are included in other current assets.

Schedule of amounts of financial instruments that are offset in the consolidated balance sheets

	Effects of offsetting on the balance sheet			Related amounts not offset
		Gross		Amounts
		amounts	Net amounts	subject to
		set off in the	presented in	master	Financial
	Gross	balance	the balance	netting	instrument	Net
As of December 31, 2022	amount	sheet	sheet	arrangements	collateral	amount

HK$ in thousands
Financial Assets
Amounts due from clearing organizations	7,877,524	(4,810,571)	3,066,953	—	—	3,066,953

Financial liabilities
Amounts due to clearing organizations	4,862,438	(4,810,571)	51,867	—	—	51,867

	Effects of offsetting on the balance sheet			Related amounts not offset
		Gross		Amounts
		amounts	Net amounts	subject to
		set off in the	presented in	master	Financial
	Gross	balance	the balance	netting	instrument	Net
As of December 31, 2023	amount	sheet	sheet	arrangements	collateral	amount

HK$ in thousands
Financial Assets
Amounts due from clearing organizations	6,939,778	(2,694,985)	4,244,793	—	—	4,244,793

Financial liabilities
Amounts due to clearing organizations	4,124,751	(4,100,655)	24,096	—	—	24,096